Expense Example - First Trust Short Duration High Income Fund	Mar. 01, 2021 USD ($)
A
Expense Example:
1 Year	$ 473
3 Years	733
5 Years	1,012
10 Years	1,808
C
Expense Example:
1 Year	303
3 Years	627
5 Years	1,078
10 Years	2,327
I
Expense Example:
1 Year	102
3 Years	318
5 Years	552
10 Years	$ 1,225